SCHEDULE OF LONG-TERM INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Long-term investments, net	¥ 490,437	¥ 413,805
Public Equity Funds [Member]
Schedule of Investments [Line Items]
Long-term investments, net		144,658
Equity Funds [Member]
Schedule of Investments [Line Items]
Long-term investments, net	64,196	50,225
Private Equity Funds [Member]
Schedule of Investments [Line Items]
Long-term investments, net	200,337	48,759
Private Entity [Member]
Schedule of Investments [Line Items]
Long-term investments, net	10,232
Voluntary Partnerships [Member]
Schedule of Investments [Line Items]
Long-term investments, net	¥ 215,672	¥ 170,163